2. Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
2. Significant Accounting Policies

Note 2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries.  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements.  Actual results could differ from those estimates.  Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, the valuation and amortization periods of intangible assets, valuation of stock-based compensation and the valuation allowance on deferred tax assets.

Restricted Cash

Restricted cash represents amounts pledged as security for transactions involving Title IV programs.  Upon the DOE’s completion of its review of the Company’s application to participate in Title IV programs, the funds are expected to be released and available for use by the Company.

Consistent with the Higher Education Act, Aspen’s certification to participate in Title IV programs terminated after closing of the reverse merger, and Aspen must apply to DOE to reestablish its eligibility and certification to participate in the Title IV programs.  However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution that is seeking approval of a change in ownership, like Aspen, under certain circumstances while the DOE reviews the institution’s application.  On March 15, 2012 the DOE asked Aspen to provide to the DOE by March 28, 2012 a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011.  On March 27, 2012, the Company opened a 12-month money market account, maturing March 28, 2013, with its banking institution in the amount of $105,865 and pledged that to the letter of credit.  On June 18, 2012, the DOE, having reviewed Aspen’s same-day balance sheet filing and application for approval of the change in ownership and control, notified Aspen of the DOE’s requirement that Aspen increase its letter of credit by August 31, 2012 from 10% to 25% of Aspen’s Title IV receipts in 2011.  Accordingly, on August 27, 2012, the Company deposited an additional $158,500 into the money market acct.  On August 31, 2012, the Company pledged the additional $158,500 to the letter of credit and extended the due date to December 31, 2013.  The Company shall consider $264,832 (includes accrued interest of $467) as restricted cash (shown as a long-term asset as of September 30, 2012) until such letter of credit expires.  As of September 30, 2012, the account bears interest of 0.25%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Net Loss Per Share

Net loss per common share is based on the weighted average number of shares of common stock outstanding during each period. Common stock equivalents, including 4,764,371 and 0 stock options, 6,643,264 and 456,000 stock warrants, and a variable amount of shares (a minimum of 1,357,143 and 0 common shares as of September 30, 2012 and 2011) underlying $800,000 and $0 of convertible notes payable for the nine months ended September 30, 2012 and 2011, respectively, are not considered in diluted loss per share because the effect would be anti-dilutive.

Recent Accounting Pronouncements

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity.  The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income.  This ASU is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted ASU 2011-05 effective January 1, 2012, and such adoption did not have a material effect on the Company's financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen University Inc. and its wholly-owned subsidiary.  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements.Actual results could differ from those estimates.  Significant estimates in the accompanying consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, the valuation and amortization periods of intangible assets, and the valuation allowance on deferred tax assets.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

•	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

•	Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

•	Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

Accounts receivable consist primarily of student accounts receivable, which represent amounts due for tuition, technology fees and other fees from students who are in the course of completing a degree or certificate program.  Students generally fund their education through personal funds, grants and/or loans under various DOE Title IV programs, or tuition assistance from military and corporate employers.  Accounts receivable also includes amounts due from the sale of course curricula to other entities, which last occurred in 2010.

Accounts and student loans receivable are stated at the amount management expects to collect from outstanding balances.  An allowance for doubtful accounts is estimated by management based on (i) an assessment of individual accounts receivable over a specific aging and amount (and all other balances on a pooled basis based on historical collection experience), (ii) consideration of the nature of the receivable accounts and (iii) potential changes in the economic environment.  Bad debt expense is recorded in instructional costs and services expense in the consolidated statements of operations.

All students are required to select both a primary and secondary payment option with respect to amounts due to the University for tuition, fees and other expenses.  The most common payment option for the University’s students is personal funds or payment made on their behalf by an employer.  In instances where a student selects financial aid as the primary payment option, he or she often selects personal cash as the secondary option.  If a student who has selected financial aid as his or her primary payment option withdraws prior to the end of a course but after the date that the University’s institutional refund period has expired, the student will have incurred the obligation to pay the full cost of the course.  If the withdrawal occurs before the date at which the student has earned 100% of his or her financial aid, the University will have to return all or a portion of the Title IV funds to the DOE and the student will owe the University all amounts incurred that are in excess of the amount of financial aid that the student earned and that the University is entitled to retain.  In this case, the University must collect the receivable using the student’s second payment option.

For accounts receivable from students, the University records an allowance for doubtful accounts for estimated losses resulting from the inability, failure or refusal of its students to make required payments, which includes the recovery of financial aid funds advanced to a student for amounts in excess of the student’s cost of tuition and related fees.  The University determines the adequacy of its allowance for doubtful accounts based on an analysis of its historical bad debt experience, current economic trends, and the aging of the accounts receivable and student status.  The University applies reserves to its receivables based upon an estimate of the risk presented by the age of the receivables and student status.  Historically, the University has written off accounts receivable balances at the earlier of the time the balances were deemed uncollectible, or one year after the revenue is generated.  The University continues to reflect accounts receivable with an offsetting allowance as long as management believes there is a reasonable possibility of collection.

For accounts receivable from companies, the Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations, such as bankruptcy proceedings and receivable amounts outstanding for an extended period beyond contractual terms.  In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected.  These specific allowances are re-evaluated and adjusted as additional information is received.  The amounts calculated are analyzed to determine the total amount of the allowance.  The Company may also record a general allowance as necessary.

Direct write-offs are taken in the period when the Company has exhausted its efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that the Company should abandon such efforts.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Library (online)	3 years
Vehicle	5 years

Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful lives of the assets.  Upon the retirement or disposition of property and equipment, the related cost and accumulated depreciation is removed and a gain or loss is recorded in the consolidated statements of operations.  Repairs and maintenance costs are expensed in the period incurred.

 Intangible Assets

Intangible assets with definite lives are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the estimated useful lives of the assets per the following table.

Category	Depreciation Term
Call center	5 years
Course curricula	5 years

Long-Lived Assets

The Company assesses potential impairment to its long-lived assets when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recorded when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds fair value and is recorded as a reduction in the carrying value of the related asset and an expense to operating results. There have been no impairment losses recognized by the Company for any periods presented.

Leases

The Company enters into various lease agreements in conducting its business.  At the inception of each lease, the University evaluates the lease agreement to determine whether the lease is an operating or capital lease.  Leases may contain initial periods of free rent and/or periodic escalations.  When such items are included in a lease agreement, the Company records rent expense on a straight-line basis over the initial term of a lease. The difference between the rent payment and the straight-line rent expense is recorded as a deferred rent liability.  The University expenses any additional payments under its operating leases for taxes, insurance or other operating expenses as incurred.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the University online as well as from related educational resources that the University provides to its students, such as access to our online materials and learning management system.  Tuition revenue and most fees from related educational resources are recognized pro-rata over the applicable period of instruction.  The University maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods.  Certain States in which students reside impose separate, mandatory refund policies, which override the University’s policy to the extent in conflict.  If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the University immediately recognizes as revenue the tuition that was not refunded.  Since the University recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the University’s accounting policies revenue is not recognized with respect to amounts that could potentially be refunded.  The University also charges students annual fees for library, technology and other services, which are deferred and recognized over the related service period.  Deferred revenue and student deposits in any period represent the excess of tuition, fees, and other student payments received as compared to amounts recognized as revenue and are reflected as current liabilities in the accompanying consolidated balance sheets.  The University’s educational programs have starting and ending dates that differ from its fiscal quarters.  Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned.  Other revenues may be recognized as sales occur or services are performed.

Instructional Costs and Services

Instructional costs and services consist primarily of costs related to the administration and delivery of the Company's educational programs.  This expense category includes compensation for faculty and administrative personnel, costs associated with online faculty, curriculum and new program development costs, bad debt expense related to accounts receivable, financial aid processing costs, technology license costs and costs associated with other support groups that provide services directly to the students.

Marketing and Promotional Costs

Marketing and promotional costs include compensation of personnel engaged in marketing and recruitment, as well as costs associated with purchasing leads, producing marketing materials, and advertising.  Such costs are generally affected by the cost of advertising media and leads, the efficiency of the Company's marketing and recruiting efforts, compensation for the Company's enrollment personnel and expenditures on advertising initiatives for new and existing academic programs.  Advertising costs consists primarily of marketing leads and other branding and promotional activities.  Non-direct response advertising activities are expensed as incurred, or the first time the advertising takes place, depending on the type of advertising activity.

General and Administrative

General and administrative expenses include compensation of employees engaged in corporate management, finance, human resources, information technology, compliance and other corporate functions.  General and administrative expenses also include professional services fees, travel and entertainment expenses and facility costs.

Income Taxes

The Company uses the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are subject to periodic recoverability assessments. Realization of the deferred tax assets, net of deferred tax liabilities, is principally dependent upon achievement of projected future taxable income.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company accounts for uncertainty in income taxes using a two-step approach for evaluating tax positions. Step one, recognition, occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Step two, measurement, is only addressed if the position is more likely than not to be sustained. Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock-Based Compensation

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite services period.  For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model.  Determining the fair value of stock-based awards at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates.  The assumptions used in calculating the fair value of stock-based awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment.  For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the prorata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete.  The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.

Net Loss Per Share

Net loss per common share is based on the weighted average number of shares of common stock outstanding during each year. Common stock equivalents, including 456,000 and 0 stock warrants for the years ended December 31, 2011 and 2010, respectively, are not considered in diluted loss per share because the effect would be anti-dilutive.

In addition to the above common stock equivalents, the Company has outstanding preferred shares (Series A through E) that are contingently convertible into common shares upon the Company becoming an SEC reporting company.  There were an aggregate of 15,403,006 and 0 preferred shares contingently convertible into 13,677,274 and 0 common shares for the years ended December 31, 2011 and 2010, respectively, that could be potentially dilutive in the future.  As a result of its merger with Aspen Group, Inc., on March 13, 2012 (the SEC Reporting Date), the Company became subject to SEC reporting requirements.  Accordingly, all of the preferred shares were automatically converted into common shares on that date (See Note 16).

Segment Information

The Company operates in one reportable segment as a single educational delivery operation using a core infrastructure that serves the curriculum and educational delivery needs of its online students regardless of geography.  The Company's chief operating decision makers, its CEO and President, manage the Company's operations as a whole, and no revenue, expense or operating income information is evaluated by the chief operating decision makers on any component level.

Recent Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2009-13, which amends Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition. This update changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable based on the relative selling price. ASU 2009-13 is effective for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010. The Company adopted ASU 2009-13 effective January 1, 2011, and such adoption did not have a material effect on the Company's financial statements.

In December 2010, the FASB issued ASU 2010-28, which amends ASC Topic 350, Intangibles-Goodwill and Other. This update amends the criteria for performing Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts and requires performing Step 2 if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. The amendments in the update are effective for fiscal years beginning on or after December 15, 2010. The Company adopted ASU 2010-28 effective January 1, 2011, and such adoption did not have a material effect on the Company's financial statements.

In December 2010, the FASB issued ASU 2010-29, which amends ASC Topic 805, Business Combinations, which clarifies that, when presenting comparative financial statements, SEC registrants should disclose revenue and earnings of the combined entity as though any current period business combinations had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for material (either on an individual or aggregate basis) business combinations entered into in fiscal years beginning on or after December 15, 2010, with early adoption permitted. The Company adopted ASU 2010-29 effective January 1, 2011, and such adoption did not have a material effect on the Company's financial statements.

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt ASU 2011-05 effective January 1, 2012, and such adoption is not expected to have a material effect on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-08, which amends ASC Topic 350, Intangibles-Goodwill and Other, to allow entities to use a qualitative approach to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If after performing the qualitative assessment an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company adopted ASU 2011-08 effective September 30, 2011, and such adoption did not have a material effect on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-12, which amends ASC Topic 220, Comprehensive Income, to defer certain aspects of ASU 2011-05. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance, along with ASU 2011-05, on December 31, 2011, and such adoption did not have a material impact on the Company’s financial statements.